JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Joint Ventures and Associates	JOINT VENTURES AND ASSOCIATES
Shell share of comprehensive income of joint ventures and associates

								$ million
	2021				2020			2019
	Joint ventures	Associates	Total	[A]	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Income for the period	1,955	2,142	4,097	[A]	629	1,154	1,783	1,121	2,483	3,604
Other comprehensive (loss)/income for the period	(106)	—	(106)		76	1	77	(82)	8	(74)
Comprehensive income for the period	1,849	2,142	3,991		705	1,155	1,860	1,039	2,491	3,530
Carrying amount of interests in joint ventures and associates

	$ million
	Dec 31, 2021			Dec 31, 2020
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	15,767	7,648	23,415	14,406	8,045	22,451

Transactions with joint ventures and associates

	$ million
	2021 [A]	2020	2019
Sales and charges to joint ventures and associates	8,509	5,426	7,748
Purchases and charges from joint ventures and associates	13,584	8,262	11,581
[A] Includes 26% of sales and 16% purchases of transactions with one joint venture operating in the oil trading business.
These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2021, and 2020, are presented in Notes 12 and 16.
Other arrangements in respect of joint ventures and associates

	$ million
	Dec 31, 2021	Dec 31, 2020
Commitments to make purchases from joint ventures and associates [A]	1,437	1,674
Commitments to provide debt or equity funding to joint ventures and associates	533	900
[A] Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.